TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Gross tax liabilities, beginning balance	$ 417	$ 1,395	$ 1,084
Increases in tax positions for current year	493	146	151
Addition of tax position of prior years	541		68
Addition of tax position of prior years		(1,076)
Foreign currency adjustments			92
Foreign currency adjustments	(9)	(48)
Gross tax liabilities, ending balance	$ 1,442	$ 417	$ 1,395